Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Adjustment on adoption of amendments to IAS 37 INR (₨)	Share capital, fully paid-up [member] INR (₨) shares		Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)		Share premium [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	Retained earnings [member] Adjustment on adoption of amendments to IAS 37 INR (₨)	Share-based payment reserve [member] INR (₨)	Share-based payment reserve [member] USD ($)	Special Economic Zone Re-investment reserve [member] INR (₨)	Special Economic Zone Re-investment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	Cash flow hedging reserves [member] INR (₨)		Cash flow hedging reserves [member] USD ($)	Other reserves [member] INR (₨)		Other reserves [member] USD ($)	Equity attributable to the equity holders of the Company [member] INR (₨)		Equity attributable to the equity holders of the Company [member] USD ($)	Equity attributable to the equity holders of the Company [member] Adjustment on adoption of amendments to IAS 37 INR (₨)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2021		₨ 554,593				₨ 10,958			₨ 714			₨ 466,692				₨ 3,071		₨ 41,154		₨ 22,936			₨ 1,730			₨ 5,840	[1]		₨ 553,095				₨ 1,498
Beginning balance, shares at Mar. 31, 2021 | shares	[2]					5,479,138,555		5,479,138,555
Comprehensive income for the year
Profit for the year		122,329										122,191																	122,191				138
Other comprehensive income		11,600																		3,914			(253)			7,890	[1]		11,551				49
Total comprehensive income for the year		133,929										122,191								3,914			(253)			7,890	[1]		133,742				187
Issue of equity shares on exercise of options		6				₨ 6			852							(852)													6
Issue of equity shares on exercise of options, shares | shares	[2]					2,931,560		2,931,560
Issue of shares by controlled trust on exercise of options	[2]											1,071				(1,071)
Compensation cost related to employee share-based payment		4,119										9				4,110													4,119
Transferred from/to Special Economic Zone re-investment reserve												(5,907)						5,907
Dividend	[3]	(33,939)										(32,804)																	(32,804)				(1,135)
Others		(35)																															(35)
Other transactions for the year		(29,849)				₨ 6			852			(37,631)				2,187		5,907											(28,679)				(1,170)
Other transactions for the year, shares | shares	[2]					2,931,560		2,931,560
Balance at the end of the year at Mar. 31, 2022		658,673				₨ 10,964			1,566			551,252				5,258		47,061		26,850	[4]		1,477			13,730	[1]		658,158				515
Ending balance, shares at Mar. 31, 2022 | shares	[2],[5]					5,482,070,115		5,482,070,115
Adjustment on adoption of amendments to IAS 37					₨ (51)										₨ (51)																	₨ (51)
Adjusted balance as at April 1, 2022		658,622				₨ 10,964			1,566			551,201				5,258		47,061		26,850	[4]		1,477			13,730	[4]		658,107				515
Adjusted balance as at April 1, 2022, shares | shares	[5]					5,482,070,115		5,482,070,115
Comprehensive income for the year
Profit for the year		113,665										113,500																	113,500				165
Other comprehensive income		11,095																		16,405	[4]		(2,880)			(2,482)	[4]		11,043				52
Total comprehensive income for the year		124,760										113,500								16,405	[4]		(2,880)			(2,482)	[4]		124,543				217
Issue of equity shares on exercise of options		12				₨ 12			2,123							(2,123)													12
Issue of equity shares on exercise of options, shares | shares	[5]					5,847,626		5,847,626
Issue of shares by controlled trust on exercise of options	[5]											1,472				(1,472)
Compensation cost related to employee share-based payment		3,979										10				3,969													3,979
Transferred from/to Special Economic Zone re-investment reserve												258						(258)
Dividend		(5,477)	[6]									(5,477)	[6]																(5,477)	[6]			0
Others		(143)																															(143)
Other transactions for the year		(1,629)				₨ 12			2,123			(3,737)				374		(258)											(1,486)				(143)
Other transactions for the year, shares | shares	[5]					5,847,626		5,847,626
Balance at the end of the year at Mar. 31, 2023		781,753				₨ 10,976			3,689			660,964				5,632		46,803		43,255	[4]		(1,403)	[7]		11,248	[4]		781,164				589
Ending balance, shares at Mar. 31, 2023 | shares	[5],[8]					5,487,917,741		5,487,917,741
Comprehensive income for the year
Profit for the year		111,121		$ 1,333								110,452																	110,452				669
Other comprehensive income		7,127		86																4,006	[9]		1,981	[7]		1,305	[9]		7,292				(165)
Total comprehensive income for the year		118,248		1,419								110,452								4,006	[9]		1,981	[7]		1,305	[9]		117,744				504
Issue of equity shares on exercise of options		13				₨ 13			3,370							(3,370)													13
Issue of equity shares on exercise of options, shares | shares	[8]					6,883,426		6,883,426
Issue of shares by controlled trust on exercise of options	[8]											1,462				(1,462)
Compensation cost related to employee share-based payment		5,591										7				5,584													5,591
Transferred from/to Special Economic Zone re-investment reserve												4,674						(4,674)
Buyback of equity shares, including tax thereon		(144,783)	[10]			₨ (539)	[10]		(3,768)	[10]		(141,015)	[10]													539	[9]		(144,783)	[10]
Buyback of equity shares, including tax thereon, shares | shares	[10]					(269,662,921)		(269,662,921)
Transaction cost related to buyback of equity shares	[10]	(390)										(390)																	(390)
Financial liability on written put options	[11]	(4,238)																								(4,238)	[9]		(4,238)
Non-controlling interests on acquisition of subsidiary	[11]	472																															472
Dividend		(5,540)	[10]									(5,218)	[10]																(5,218)	[10]			(322)
Others		97																															97
Other transactions for the year		(148,778)				₨ (526)			(398)			(140,480)				752		(4,674)								(3,699)	[9]		(149,025)				247
Other transactions for the year, shares | shares	[8]					(262,779,495)		(262,779,495)
Balance at the end of the year at Mar. 31, 2024		₨ 751,223		$ 9,014		₨ 10,450		$ 125	₨ 3,291		$ 39	₨ 630,936		$ 7,571		₨ 6,384	$ 77	₨ 42,129	$ 506	₨ 47,261		$ 567	₨ 578	[7]	$ 7	₨ 8,854	[9]	$ 106	₨ 749,883		$ 8,998		₨ 1,340	$ 16
Ending balance, shares at Mar. 31, 2024 | shares	[8]					5,225,138,246		5,225,138,246

[1]	Refer to Note 20
[2]	Includes 14,689,729 treasury shares held as at March 31, 2022 by a controlled trust. 4,711,486 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2022.
[3]	Refer to Note 22
[4]	Refer to Note 20
[5]
(1)
Includes 9,895,836 treasury shares held as at March 31, 2023 by a controlled trust. 4,793,893 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2023.

[6]	Refer to Note 22
[7]	Refer to Note 19
[8]	Includes 5,952,740 treasury shares held as at March 31, 2024 by a controlled trust. 3,943,096 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2024.
[9]	Refer to Note 20
[10]	Refer to Note 22
[11]	Refer to Note 7